Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other items from operating activities
Gains on disposal of assets	$ 1,041	$ 2,784	$ 479
Foreign exchange gains	252	785	548
Other	545	242	272
Other income	1,838	3,811	1,299
Losses on disposals of assets	(111)	(186)	(216)
Foreign exchange losses	(444)
Amortisation of other intangible assets (excl. mineral interests)	(225)	(192)	(344)
Other	(493)	(656)	(467)
Other expense	(1,273)	(1,034)	(1,027)
Restructuring charges	179	64	37
Impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates	$ 77	$ 172	$ 142
Gina Krog field in Norway
Other items from operating activities
Percentage of interest in joint operation sold		15.00%
Joint operation in Kharyaga, Russia
Other items from operating activities
Percentage of interest in joint operation sold			20.00%